Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Previously Reported	Adjusted	Revision Of Prior Period Recapitalization Adjustment [Member]	Public Warrants [Member]	Private Warrants [Member]	Retroactive Application [Member]	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Adjusted	Additional Paid-in Capital Revision Of Prior Period Recapitalization Adjustment [Member]	Additional Paid-in Capital Public Warrants [Member]	Additional Paid-in Capital Private Warrants [Member]	Additional Paid-in Capital Retroactive Application [Member]	(Accumulated Deficit)/ Retained Earnings	(Accumulated Deficit)/ Retained Earnings Previously Reported	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Previously Reported	Subscription Notes Receivable	Subscription Notes Receivable Previously Reported	Series A Preferred Stock Preferred Stock [Member] Previously Reported	Series A Preferred Stock Preferred Stock [Member] Revision Of Prior Period Recapitalization Adjustment [Member]	Series A Preferred Stock Preferred Stock [Member] Retroactive Application [Member]	Series B Preferred Stock Preferred Stock [Member] Previously Reported	Series B Preferred Stock Preferred Stock [Member] Revision Of Prior Period Recapitalization Adjustment [Member]	Series B Preferred Stock Preferred Stock [Member] Retroactive Application [Member]	Class A Common Stock Common Stock	Class A Common Stock Common Stock Previously Reported	Class A Common Stock Common Stock Revision Of Prior Period Recapitalization Adjustment [Member]	Class A Common Stock Common Stock Public Warrants [Member]	Class A Common Stock Common Stock Private Warrants [Member]	Class A Common Stock Common Stock Retroactive Application [Member]	Class B Common Stock Common Stock Previously Reported	Class B Common Stock Common Stock Revision Of Prior Period Recapitalization Adjustment [Member]	Class B Common Stock Common Stock Retroactive Application [Member]
Beginning Balance at Jan. 31, 2019	$ 39,898	$ (70,687)		$ 110,585				$ 112,260	$ 1,675		$ 110,585				$ (71,797)	$ (71,797)	$ 222	$ 222	$ (793)	$ (793)	$ 32,500	$ (32,500)		$ 78,086	$ (78,086)		$ 6	$ 4	$ 2				$ 2	$ (2)
Beginning Balance (in Shares) at Jan. 31, 2019																					794	(794)		1,071	(1,071)		58,569	35,690	22,879				17,607	(17,607)
Issuance of Founder Shares to sponsor	10,713							10,808											(95)
Issuance of Founder Shares to sponsor (in Shares)																											1,554
Interest earned on subscription notes receivable	12							12											(12)
Stock-based compensation	171							171
Unrealized gain(loss) on investments	175																175
Net income (loss)	(47,869)														(47,869)
Foreign currency translation adjustment, net of tax of $0	(3)																(3)
Ending Balance at Jan. 31, 2020	3,086	(118,125)	$ 3,069				$ 121,194	123,251	2,041	$ 123,235				$ 121,194	(119,666)	(119,666)	394	394	(900)	(900)	$ 32,500		$ (32,500)	$ 88,711		$ (88,711)	$ 6	$ 4				$ 2	$ 2		$ (2)
Ending Balance (in Shares) at Jan. 31, 2020																					794		(794)	1,217		(1,217)	60,122	36,138				23,984	17,607		(17,607)
Issuance of Founder Shares to sponsor	44,080							44,079																			$ 1
Issuance of Founder Shares to sponsor (in Shares)																											5,231
Interest earned on subscription notes receivable	12							12											(12)
Payments on subscription notes receivable	47																		47
Stock-based compensation	27							27
Unrealized gain(loss) on investments	(398)																(398)
Net income (loss)	(43,157)														(43,157)
Foreign currency translation adjustment, net of tax of $0	(4)																(4)
Ending Balance at Oct. 31, 2020	3,664							167,353							(162,823)		(8)		(865)								$ 7
Ending Balance (in Shares) at Oct. 31, 2020																											65,353
Beginning Balance at Jan. 31, 2020	3,086	(118,125)	$ 3,069				$ 121,194	123,251	2,041	$ 123,235				$ 121,194	(119,666)	$ (119,666)	394	394	(900)	$ (900)	$ 32,500		$ (32,500)	$ 88,711		$ (88,711)	$ 6	$ 4				$ 2	$ 2		$ (2)
Beginning Balance (in Shares) at Jan. 31, 2020																					794		(794)	1,217		(1,217)	60,122	36,138				23,984	17,607		(17,607)
Issuance of Founder Shares to sponsor	57,593							57,592																			$ 1
Issuance of Founder Shares to sponsor (in Shares)																											6,812
Interest earned on subscription notes receivable	16							16											(16)
Payments on subscription notes receivable	81																		81
Stock-based compensation	(6)							(6)
Unrealized gain(loss) on investments	(396)																(396)
Net income (loss)	(55,373)														(55,373)
Foreign currency translation adjustment, net of tax of $0	42																42
Ending Balance at Jan. 31, 2021	5,026	5,026						180,853	180,853						(175,039)		40	40	(835)								$ 7	$ 7
Ending Balance (in Shares) at Jan. 31, 2021																											66,934	66,934
Beginning Balance at Jul. 31, 2020	14,104							164,929							(150,369)		443		(905)								$ 6
Beginning Balance (in Shares) at Jul. 31, 2020																											64,818
Issuance of Founder Shares to sponsor	2,450							2,449																			$ 1
Issuance of Founder Shares to sponsor (in Shares)																											535
Interest earned on subscription notes receivable								4											(4)
Payments on subscription notes receivable	44																		44
Stock-based compensation	(29)							(29)
Unrealized gain(loss) on investments	(397)																(397)
Net income (loss)	(12,454)														(12,454)
Foreign currency translation adjustment, net of tax of $0	(54)																(54)
Ending Balance at Oct. 31, 2020	3,664							167,353							(162,823)		(8)		(865)								$ 7
Ending Balance (in Shares) at Oct. 31, 2020																											65,353
Beginning Balance at Jan. 31, 2021	$ 5,026	$ 5,026						$ 180,853	$ 180,853						(175,039)		40	$ 40	(835)								$ 7	$ 7
Beginning Balance (in Shares) at Jan. 31, 2021																											66,934	66,934
Issuance of Founder Shares to sponsor					$ 330	$ 21,492						$ 330	$ 21,492														$ 598
Issuance of Founder Shares to sponsor (in Shares)	305							305																						29	3,188
Interest earned on subscription notes receivable	$ 8							$ 8											(8)
Stock-based compensation	160,156							160,156
Merger recapitalization (in Shares)																											4,555
Merger recapitalization	(12,026)							(12,027)																			$ 1
PIPE shares																											12,500
PIPE shares value	109,858							109,857																			$ 1
Issuance of earnout (in Shares)																											1,078
Issuance of earnout								0
Settlement of related party loan receivable for common shares (in Shares)																											(108)
Settlement of related party loan receivable for common shares	(1,075)							(1,075)
Shares repurchase related to payment of subscription notes receivables (in Shares)																											(55)
Shares repurchase related to payment of subscription notes receivables	293							(550)											843
Net income (loss)	(225,789)														(225,789)
Foreign currency translation adjustment, net of tax of $0	228																228
Ending Balance at Oct. 31, 2021	58,798							459,349							(400,828)		268										$ 9
Ending Balance (in Shares) at Oct. 31, 2021																											88,719
Beginning Balance at Jul. 31, 2021	(27,101)							181,181							(207,706)		(35)		(548)								$ 7
Beginning Balance (in Shares) at Jul. 31, 2021																											67,502
Issuance of Founder Shares to sponsor	10				$ 330	$ 21,492		10				$ 330	$ 21,492
Issuance of Founder Shares to sponsor (in Shares)																											30			29	3,188
Interest earned on subscription notes receivable								2											(2)
Stock-based compensation	160,129							160,129
Merger recapitalization (in Shares)																											4,555
Merger recapitalization	(12,026)							(12,027)																			$ 1
PIPE shares																											12,500
PIPE shares value	109,858							109,857																			$ 1
Issuance of earnout																											$ 1,078
Settlement of related party loan receivable for common shares (in Shares)																											(108)
Settlement of related party loan receivable for common shares	(1,075)							(1,075)
Shares repurchase related to payment of subscription notes receivables (in Shares)																											(55)
Shares repurchase related to payment of subscription notes receivables								(550)											$ 550
Net income (loss)	(193,122)														(193,122)
Foreign currency translation adjustment, net of tax of $0	303																303
Ending Balance at Oct. 31, 2021	$ 58,798							$ 459,349							$ (400,828)		$ 268										$ 9
Ending Balance (in Shares) at Oct. 31, 2021																											88,719